Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 109	$ 98
Interest costs	98	113
Expected return on plan assets	(177)	(176)
Amortization of actuarial losses (gains)	36	33
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	(1)	0
Net Benefit Cost	64	67
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	35	32
Interest costs	19	22
Expected return on plan assets	(19)	(19)
Amortization of actuarial losses (gains)	(2)	(5)
Amortization of past service credits/plan amendments	(1)	(2)
Regulatory adjustments	3	4
Net Benefit Cost	$ 35	$ 32